SUBSEQUENT EVENTS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 22, 2017	Aug. 14, 2016	Feb. 21, 2016	Aug. 12, 2015	Feb. 05, 2015	Aug. 19, 2014	Feb. 18, 2014	Sep. 10, 2012
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share		$ 0.085	$ 0.09	$ 0.095	$ 0.081	$ 0.095	$ 0.12	$ 0.31
Dividends Payable		$ 3,770	$ 3,991	$ 4,204	$ 3,582	$ 4,195	$ 4,468	$ 11,448
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share	$ 0.085
Dividends Payable	$ 3,774
Dividends Payable, Date To Be Paid	Apr. 05, 2017
Redeemable Noncontrolling Interest, Equity, Other, Fair Value	$ 3,090